UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC.
80 Arkay Drive, Suite 110., Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	10/31

Date of reporting period:	10/31/25

Item 1. Reports to Stockholders.

(a)

Invenomic Fund

Institutional Class (BIVIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$296	3.04%

How did the Fund perform during the reporting period?

The long portfolio contributed 12.67% while the short portfolio detracted approximately -16.68%, both on a gross basis. During this period, we averaged 110.95% long and -90.77% short resulting in average net exposure of 20.18% and average gross exposure 201.72%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+4.91%), Materials (+4.48%) and Information Technology (+3.71%). On the short side the sectors that detracted the most were Information Technology (-9.07%), Industrials (-5.95%) and Consumer Discretionary (-2.54%). From a total portfolio perspective, the top ten contributed 9.95% and the top ten detractors cost -12.49% both on a gross basis.

Our strategy continued to face two substantial market headwinds during the year which negatively impacted performance. The first was continued underperformance of value stocks relative to growth stocks. The Russell 1000 Value/Growth Index returned -17.17% during the period, which is the third worst year in the last 25 years. The second, and most substantial, headwind was the strong performance of the momentum factor. As of October 31, 2025, the momentum factor had its strongest year in the last 25 years, as measured by the Bloomberg US Pure Momentum Factor Index. Given the magnitude of these headwinds, we are pleased with how we managed risk during the period.

We believe market volatility will remain volatile for the foreseeable future. Market valuations across most metrics are at all time highs. As euphoria around AI continues to build, we see significantly more downside risk than upside opportunity. As a result, our portfolio remains defensively positioned with net exposure around 20%, which is on the low side of the fund’s historical average.

How has the Fund performed since inception?

Total Return Based on $50,000 Investment

Invenomic Fund
S&P Composite 1500® Index
$200,000
$180,000
$160,000
$140,000
$120,000
$100,000
$80,000
$60,000
$40,000
$166,704
$154,373
Jun-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Invenomic Fund	S&P Composite 1500® Index
Jun-2017	$50,000	$50,000
Oct-2017	$51,100	$52,807
Oct-2018	$56,023	$56,429
Oct-2019	$60,883	$64,136
Oct-2020	$58,412	$69,628
Oct-2021	$98,253	$100,022
Oct-2022	$155,477	$85,648
Oct-2023	$195,635	$93,367
Oct-2024	$175,177	$128,421
Oct-2025	$166,704	$154,373

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-4.84%	23.34%	15.48%
S&P Composite 1500® Index	20.21%	17.26%	14.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$933,913,364
  Number of Portfolio Holdings286
  Advisory Fee (net of waivers)$18,028,641
  Portfolio Turnover197%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Technology
25.7%
Materials
18.9%
Health Care
18.5%
Consumer Discretionary
14.2%
Industrials
12.6%
Communications
9.4%
Money Market
5.8%
Consumer Staples
5.8%
Financials
4.2%
Energy
2.0%
Utilities
1.6%
Equity Option
0.3%
Real Estate
0.1%
Liabilities in Excess of Other Assets
-19.1%

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Utilities	-0.2%
Energy	-0.3%
Real Estate	-0.3%
Materials	-0.9%
Consumer Staples	-0.9%
Health Care	-4.9%
Communications	-5.8%
Financials	-11.0%
Consumer Discretionary	-14.8%
Industrials	-21.9%
Technology	-32.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Invenomic Fund - Institutional Class (BIVIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BIVIX

Invenomic Fund

Super Institutional Class (BIVSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$273	2.79%

How did the Fund perform during the reporting period?

The long portfolio contributed 12.67% while the short portfolio detracted approximately -16.68%, both on a gross basis. During this period, we averaged 110.95% long and -90.77% short resulting in average net exposure of 20.18% and average gross exposure 201.72%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+4.91%), Materials (+4.48%) and Information Technology (+3.71%). On the short side the sectors that detracted the most were Information Technology (-9.07%), Industrials (-5.95%) and Consumer Discretionary (-2.54%). From a total portfolio perspective, the top ten contributed 9.95% and the top ten detractors cost -12.49% both on a gross basis.

Our strategy continued to face two substantial market headwinds during the year which negatively impacted performance. The first was continued underperformance of value stocks relative to growth stocks. The Russell 1000 Value/Growth Index returned -17.17% during the period, which is the third worst year in the last 25 years. The second, and most substantial, headwind was the strong performance of the momentum factor. As of October 31, 2025, the momentum factor had its strongest year in the last 25 years, as measured by the Bloomberg US Pure Momentum Factor Index. Given the magnitude of these headwinds, we are pleased with how we managed risk during the period.

We believe market volatility will remain volatile for the foreseeable future. Market valuations across most metrics are at all time highs. As euphoria around AI continues to build, we see significantly more downside risk than upside opportunity. As a result, our portfolio remains defensively positioned with net exposure around 20%, which is on the low side of the fund’s historical average.

How has the Fund performed since inception?

Total Return Based on a $50,000,000 Investment

Invenomic Fund
S&P Composite 1500® Index
$180,000,000
$160,000,000
$140,000,000
$120,000,000
$100,000,000
$80,000,000
$60,000,000
$40,000,000
May-2019
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025
$139,636,561
$127,500,408

	Invenomic Fund	S&P Composite 1500® Index
May-2019	$50,000,000	$50,000,000
Oct-2019	$50,262,467	$52,971,862
Oct-2020	$48,313,675	$57,507,229
Oct-2021	$81,449,464	$82,610,742
Oct-2022	$129,194,943	$70,739,147
Oct-2023	$163,022,640	$77,114,215
Oct-2024	$146,339,650	$106,065,730
Oct-2025	$139,636,561	$127,500,408

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 10, 2019)
Invenomic Fund	-4.58%	23.65%	17.18%
S&P Composite 1500® Index	20.21%	17.26%	15.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$933,913,364
  Number of Portfolio Holdings286
  Advisory Fee (net of waivers)$18,028,641
  Portfolio Turnover197%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Utilities	-0.2%
Energy	-0.3%
Real Estate	-0.3%
Materials	-0.9%
Consumer Staples	-0.9%
Health Care	-4.9%
Communications	-5.8%
Financials	-11.0%
Consumer Discretionary	-14.8%
Industrials	-21.9%
Technology	-32.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Invenomic Fund - Super Institutional Class (BIVSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BIVSX

Invenomic Fund

Investor Class (BIVRX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.invenomic.com/. You can also request this information by contacting us at 1-855-466-3406.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$321	3.29%

How did the Fund perform during the reporting period?

The long portfolio contributed 12.67% while the short portfolio detracted approximately -16.68%, both on a gross basis. During this period, we averaged 110.95% long and -90.77% short resulting in average net exposure of 20.18% and average gross exposure 201.72%.

From a sector perspective, our biggest contributors on the long side were Information Industrials (+4.91%), Materials (+4.48%) and Information Technology (+3.71%). On the short side the sectors that detracted the most were Information Technology (-9.07%), Industrials (-5.95%) and Consumer Discretionary (-2.54%). From a total portfolio perspective, the top ten contributed 9.95% and the top ten detractors cost -12.49% both on a gross basis.

Our strategy continued to face two substantial market headwinds during the year which negatively impacted performance. The first was continued underperformance of value stocks relative to growth stocks. The Russell 1000 Value/Growth Index returned -17.17% during the period, which is the third worst year in the last 25 years. The second, and most substantial, headwind was the strong performance of the momentum factor. As of October 31, 2025, the momentum factor had its strongest year in the last 25 years, as measured by the Bloomberg US Pure Momentum Factor Index. Given the magnitude of these headwinds, we are pleased with how we managed risk during the period.

We believe market volatility will remain volatile for the foreseeable future. Market valuations across most metrics are at all time highs. As euphoria around AI continues to build, we see significantly more downside risk than upside opportunity. As a result, our portfolio remains defensively positioned with net exposure around 20%, which is on the low side of the fund’s historical average.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Invenomic Fund
S&P Composite 1500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$32,696
$30,875
Jun-2017
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Invenomic Fund	S&P Composite 1500® Index
Jun-2017	$10,000	$10,000
Oct-2017	$10,210	$10,561
Oct-2018	$11,154	$11,286
Oct-2019	$12,095	$12,827
Oct-2020	$11,578	$13,926
Oct-2021	$19,461	$20,004
Oct-2022	$30,719	$17,130
Oct-2023	$38,552	$18,673
Oct-2024	$34,442	$25,684
Oct-2025	$32,696	$30,875

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-5.07%	23.07%	15.21%
S&P Composite 1500® Index	20.21%	17.26%	14.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$933,913,364
  Number of Portfolio Holdings286
  Advisory Fee (net of waivers)$18,028,641
  Portfolio Turnover197%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	4.9%
Purchased Options	0.3%
Warrant	0.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-19.1%
Real Estate	0.1%
Equity Option	0.3%
Utilities	1.6%
Energy	2.0%
Financials	4.2%
Consumer Staples	5.8%
Money Market	5.8%
Communications	9.4%
Industrials	12.6%
Consumer Discretionary	14.2%
Health Care	18.5%
Materials	18.9%
Technology	25.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund, Class X	5.8%
Sonoco Products Company	2.9%
Viatris, Inc.	2.8%
Dentsply Sirona, Inc.	2.8%
Global Payments, Inc.	2.7%
Teleflex, Inc.	2.4%
RingCentral, Inc., Class A	2.3%
Penn Entertainment, Inc.	2.2%
Six Flags Entertainment Corporation	2.0%
PVH Corporation	2.0%

Short Sector Weighting (% of net assets)

Value	Value
Utilities	-0.2%
Energy	-0.3%
Real Estate	-0.3%
Materials	-0.9%
Consumer Staples	-0.9%
Health Care	-4.9%
Communications	-5.8%
Financials	-11.0%
Consumer Discretionary	-14.8%
Industrials	-21.9%
Technology	-32.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Invenomic Fund - Investor Class (BIVRX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.invenomic.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BIVRX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025               $16,500

2024               $16,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025               $3,000

2024               $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Invenomic Fund
Institutional Class
BIVIX
Investor Class
BIVRX
Super Institutional Class
BIVSX

Annual Financial Statements and Additional Information October 31, 2025

1-855-466-3406
www.Invenomic.com

INVENOMIC FUND
SCHEDULE OF INVESTMENTS
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0%
	ADVERTISING & MARKETING - 0.7%
93,329	Omnicom Group, Inc.	$7,001,542

	APPAREL & TEXTILE PRODUCTS - 2.8%
42,010	Oxford Industries, Inc.	1,548,069
239,741	Puma S.E.	5,090,524
234,627	PVH Corporation(a)	18,378,332
201,675	Unifi, Inc.(b)	899,471
		25,916,396
	AUTOMOTIVE - 1.4%
483,563	American Axle & Manufacturing Holdings, Inc.(b)	2,998,091
857,588	Goodyear Tire & Rubber Company (The)(b)	5,908,781
45,515	Linamar Corporation	2,464,699
51,154	Miller Industries, Inc.	2,053,322
		13,424,893
	BANKING – 3.0%
516,439	First Foundation, Inc.(b)	2,809,428
79,572	M&T Bank Corporation(a)	14,630,904
92,789	Popular, Inc.	10,343,190
		27,783,522
	BIOTECH & PHARMA - 4.9%
188,926	Hikma Pharmaceuticals PLC	4,564,125
5,014,348	Iovance Biotherapeutics, Inc.(a),(b)	9,878,266
222,763	Lexaria Bioscience Corporation(b)	227,218
342,385	REGENXBIO, Inc.(b)	4,372,256
2,565,651	Viatris, Inc.(a)	26,580,145
		45,622,010
	CHEMICALS - 5.6%
148,371	AdvanSix, Inc.	2,758,217
357,061	American Vanguard Corporation(b)	1,596,063
49,454	Arkema S.A.	2,935,886
70,105	Ashland, Inc.	3,428,135
166,193	Dow, Inc.	3,963,703
68,412	Eastman Chemical Company	4,071,882
890,065	Ecovyst, Inc.(b)	7,289,632

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	CHEMICALS - 5.6% (Continued)
38,343	International Flavors & Fragrances, Inc.	$2,414,459
788,406	Mativ Holdings, Inc.(a)	8,420,175
312,427	Olin Corporation	6,467,239
296,522	Orion S.A.	1,571,567
84,055	Stepan Company	3,643,784
1,029,252	Tronox Holdings PLC, Class A	3,602,382
		52,163,124
	COMMERCIAL SUPPORT SERVICES - 4.1%
288,064	ABM Industries, Inc.(a)	12,386,752
1,004,041	Alight, Inc., Class A	2,891,638
198,648	CoreCivic, Inc.(b)	3,680,947
208,401	Forrester Research, Inc.(b)	1,485,899
1,028,581	Legalzoom.com, Inc.(a),(b)	10,254,953
470,778	Prosegur Cia de Seguridad S.A.	1,535,795
514,526	Resources Connection, Inc.	2,263,914
220,995	TrueBlue, Inc.(b)	1,047,516
598,539	Vestis Corporation	3,142,330
		38,689,744
	CONSTRUCTION MATERIALS - 1.3%
113,874	James Hardie Industries PLC(b)	2,383,383
76,458	Owens Corning	9,733,867
		12,117,250
	CONSUMER SERVICES - 0.2%
232,254	Coursera, Inc.(a),(b)	1,955,579

	CONTAINERS & PACKAGING - 4.6%
70,588	Gerresheimer A.G.	2,245,797
221,367	Myers Industries, Inc.	3,836,290
270,610	Sealed Air Corporation(a)	9,068,141
676,845	Sonoco Products Company(a)	27,459,602
		42,609,830
	ELECTRIC UTILITIES - 1.7%
146,245	Avista Corporation	5,564,622

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	ELECTRIC UTILITIES - 1.7% (Continued)
151,330	Black Hills Corporation	$9,598,862
		15,163,484
	ELECTRICAL EQUIPMENT - 2.3%
21,895	Generac Holdings, Inc.(b)	3,678,798
557,257	Sensata Technologies Holding PLC	17,737,491
		21,416,289
	ENGINEERING & CONSTRUCTION - 0.2%
220,597	Mistras Group, Inc.(b)	2,104,495

	ENTERTAINMENT CONTENT - 0.8%
322,541	Warner Bros Discovery, Inc.(a),(b)	7,241,045

	FOOD - 3.1%
733,097	Dole PLC	9,339,657
152,555	Fresh Del Monte Produce, Inc.	5,392,819
337,544	Herbalife Ltd.(b)	2,700,352
35,786	John B Sanfilippo & Son, Inc.	2,246,645
767,331	Nomad Foods Ltd.	8,670,840
		28,350,313
	HEALTH CARE FACILITIES & SERVICES - 3.5%
810,945	Acadia Healthcare Company, Inc.(a),(b)	17,435,318
1,293,892	Owens & Minor, Inc.(b)	5,136,751
345,521	Select Medical Holdings Corporation	4,778,555
22,551	Universal Health Services, Inc., Class B(a)	4,893,793
		32,244,417
	HOME & OFFICE PRODUCTS - 1.2%
1,114,421	Leggett & Platt, Inc.(a)	10,408,692
503,938	Purple Innovation, Inc.(b)	399,018
		10,807,710
	HOUSEHOLD PRODUCTS - 2.7%
178,701	Central Garden & Pet Company, Class A(b)	4,969,675
258,216	Clearwater Paper Corporation(b)	4,557,512
397,215	Edgewell Personal Care Company	7,701,999

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	HOUSEHOLD PRODUCTS - 2.7% (Continued)
478,725	Helen of Troy Ltd.(b)	$8,918,646
		26,147,832
	INDUSTRIAL SUPPORT SERVICES - 0.1%
78,286	Titan Machinery, Inc.(b)	1,283,890

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
77,722	State Street Corporation(a)	8,989,327

	INTERNET MEDIA & SERVICES - 7.1%
385,591	Fiverr International Ltd.(b)	8,729,780
2,639,311	Getty Images Holdings, Inc.(a),(b)	4,961,905
834,099	Lyft, Inc., Class A(a),(b)	17,065,665
125,823	Maplebear, Inc.(a),(b)	4,637,836
350,337	Shutterstock, Inc.	8,768,935
735,176	Snap, Inc., Class A(b)	5,734,373
1,072,357	Upwork, Inc.(a),(b)	17,093,370
		66,991,864
	LEISURE FACILITIES & SERVICES - 5.0%
337,638	Jack in the Box, Inc.(a)	5,415,714
1,236,436	Penn Entertainment, Inc.(a),(b)	20,351,736
814,921	Six Flags Entertainment Corporation(a),(b)	18,726,885
19,859	United Parks & Resorts, Inc.(b)	961,176
5,551	Vail Resorts, Inc.	823,380
		46,278,891
	LEISURE PRODUCTS - 0.3%
8,112	Shimano, Inc.	853,011
148,137	Spin Master Corporation(c)	2,200,060
		3,053,071
	MACHINERY - 4.4%
156,476	Albany International Corporation, Class A	8,853,412
571,784	Enovis Corporation(a),(b)	17,862,532
49,691	GrafTech International Ltd.(b)	670,829
58,924	Hurco Companies, Inc.(b)	1,057,686

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	MACHINERY - 4.4% (Continued)
154,013	Tennant Company(a)	$12,321,040
		40,765,499
	MEDICAL EQUIPMENT & DEVICES - 10.0%
31,783	Align Technology, Inc.(b)	4,382,240
345,792	Baxter International, Inc.	6,386,778
199,634	CONMED Corporation(a)	8,783,896
2,068,444	Dentsply Sirona, Inc.(a)	26,083,079
236,768	Haemonetics Corporation(a),(b)	11,840,768
675,961	Integra LifeSciences Holdings Corporation(b)	8,118,292
679,360	Quanterix Corporation(b)	3,627,782
156,968	Tactile Systems Technology, Inc.(b)	2,365,508
183,339	Teleflex, Inc.(a)	22,820,205
		94,408,548
	METALS & MINING - 6.0%
242,698	A-Mark Precious Metals, Inc.	6,450,913
90,732	Barrick Mining Corporation	2,976,010
685,085	Eldorado Gold Corporation(b)	17,565,578
1,411,108	Equinox Gold Corporation(b)	15,479,854
1,279,879	Osisko Development Corporation(b)	3,954,826
242,078	Torex Gold Resources, Inc.(b)	10,000,356
		56,427,537
	OIL & GAS PRODUCERS - 1.9%
92,104	Chord Energy Corporation(a)	8,355,675
71,957	ConocoPhillips	6,394,099
75,308	Ovintiv, Inc.	2,824,803
		17,574,577
	REAL ESTATE SERVICES - 0.1%
166,710	REX Holdings, Inc., Class A(b)	1,322,010

	RENEWABLE ENERGY - 0.1%
184,746	Ceres Power Holdings PLC(b)	650,905

	RETAIL - DISCRETIONARY - 3.2%
4,561	BlueLinx Holdings, Inc.(b)	298,472

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	RETAIL - DISCRETIONARY - 3.2% (Continued)
740,295	Caleres, Inc.(a)	$8,172,857
21,446	HUGO BOSS A.G.	950,546
93,415	J Jill, Inc.	1,407,764
33,378	Lovesac Company (The)(b)	462,953
5,619	Lululemon Athletica, Inc.(b)	958,264
304,324	Macy’s, Inc.(a)	5,931,275
383,445	Monro, Inc.(a)	5,617,469
321,648	Sally Beauty Holdings, Inc.(a),(b)	4,860,101
389,731	Sleep Number Corporation(b)	2,143,521
		30,803,222
	SEMICONDUCTORS - 1.0%
560,175	Vishay Intertechnology, Inc.(a)	9,511,772

	SOFTWARE - 17.1%
2,489,282	8x8, Inc.(a),(b)	4,580,279
208,117	ACV Auctions, Inc.(b)	1,887,621
237,261	Akamai Technologies, Inc.(a),(b)	17,818,301
303,750	BILL Holdings, Inc.(a),(b)	15,084,225
4,136,904	Clarivate PLC(b)	14,065,474
389,551	Concentrix Corporation(a)	15,702,801
855,148	DoubleVerify Holdings, Inc.(b)	9,731,584
433,864	Ingram Micro Holding Corporation	9,961,517
304,206	Lightspeed Commerce, Inc.(b)	3,650,472
287,864	Rapid7, Inc.(a),(b)	5,328,363
704,705	RingCentral, Inc., Class A(a),(b)	21,225,714
105,433	Riskified Ltd.(b)	498,698
36,013	Salesforce, Inc.(a)	9,378,145
195,818	Sprout Social, Inc., Class A(b)	2,011,051
863,998	UiPath, Inc., Class A(b)	13,703,008
417,695	Ziff Davis, Inc.(a),(b)	14,159,861
		158,787,114
	SPECIALTY FINANCE - 0.3%
197,512	PRA Group, Inc.(b)	2,707,890

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 113.0% (Continued)
	STEEL - 1.5%
97,024	Olympic Steel, Inc.	$3,589,888
453,050	Ryerson Holding Corporation	9,994,283
		13,584,171
	TECHNOLOGY HARDWARE - 1.4%
339,477	Kornit Digital Ltd.(b)	4,582,940
818,327	Stratasys Ltd.(b)	8,690,633
		13,273,573
	TECHNOLOGY SERVICES - 6.4%
335,775	Endava PLC, ADR - ADR(b)	3,112,634
115,571	EVERTEC, Inc.	3,290,306
63,220	Fidelity National Information Services, Inc.(a)	3,952,514
322,818	Global Payments, Inc.(a)	25,102,327
13,186	John Wiley & Sons, Inc., Class A	486,168
223,331	LiveRamp Holdings, Inc.(b)	6,105,870
156,538	PayPal Holdings, Inc.(a)	10,843,387
264,530	Priority Technology Holdings, Inc.(b)	1,841,129
387,733	Softwareone Holding A.G.	3,982,618
		58,716,953
	TELECOMMUNICATIONS - 0.6%
85,665	ATN International, Inc.	1,244,712
122,759	Verizon Communications, Inc.	4,878,443
		6,123,155
	TRANSPORTATION & LOGISTICS - 1.4%
104,428	Bristow Group, Inc.(b)	4,250,220
623,657	Deutsche Lufthansa A.G.	5,459,425
35,386	United Parcel Service, Inc., Class B	3,411,918
		13,121,563

	TOTAL COMMON STOCKS (Cost $1,064,078,179)	1,055,135,007

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$0.95	$187,230
	TOTAL WARRANT (Cost $3,204)

	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
54,309,224	First American Government Obligations Fund, Class X, 4.06% (Cost $54,309,224)(e)			54,309,224

Contracts(f)		Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.3%
	PUT OPTIONS PURCHASED - 0.3%
89	AutoZone, Inc.	03/20/2026	$3,500	$32,702,427	$1,529,020
40	AutoZone, Inc.	03/20/2026	3,800	14,697,720	1,230,600
406	O’Reilly Automotive, Inc.	02/20/2026	95	3,834,264	215,180
	TOTAL PUT OPTIONS PURCHASED (Cost - $937,161)				2,974,800

	TOTAL INVESTMENTS – 119.1% (Cost $1,119,327,768)				$1,112,606,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.1)%				(178,692,897)
	NET ASSETS - 100.0%				$933,913,364

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)%
	AEROSPACE & DEFENSE - (7.5)%
(27,889)	AeroVironment, Inc.	$(10,316,420)
(103,042)	Archer Aviation, Inc., Class A	(1,156,131)
(6,591)	HEICO Corporation	(2,094,422)
(1,158,486)	Joby Aviation, Inc.	(20,088,147)
(36,745)	Karman Holdings, Inc.	(3,095,399)
(176,815)	Kratos Defense & Security Solutions, Inc.	(16,019,439)
(174,376)	Loar Holdings, Inc.	(13,798,373)
(66,317)	Ondas Holdings, Inc.	(427,081)
(55,011)	Rocket Lab Corporation	(3,464,593)
		(70,460,005)
	APPAREL & TEXTILE PRODUCTS - (0.1)%
(34,897)	On Holding A.G.	(1,296,424)

	ASSET MANAGEMENT - (7.6)%
(96,520)	Ares Management Corporation, Class A	(14,353,489)
(99,619)	Blackstone, Inc.	(14,608,130)
(574,125)	Blue Owl Capital, Inc.	(9,053,951)
(138,896)	Robinhood Markets, Inc., Class A	(20,387,155)
(121,685)	StepStone Group, Inc., Class A	(7,408,183)
(86,431)	TPG, Inc.	(4,757,162)
		(70,568,070)
	AUTOMOTIVE - (4.0)%
(3,127,373)	Aurora Innovation, Inc.	(16,387,435)
(1,879)	Ferrari N.V.	(759,022)
(60,028)	QuantumScape Corporation	(1,106,916)
(42,948)	Tesla, Inc.	(19,608,339)
		(37,861,712)
	BANKING - (0.8)%
(36,486)	Coastal Financial Corporation	(3,885,759)
(82,219)	ConnectOne Bancorp, Inc.	(1,978,189)
(27,408)	ServisFirst Bancshares, Inc.	(1,925,960)
		(7,789,908)
	BEVERAGES - (0.5)%
(74,080)	Monster Beverage Corporation	(4,950,766)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)% (Continued)
	BIOTECH & PHARMA - (1.3)%
(92,811)	TransMedics Group, Inc.	$(12,208,359)

	CHEMICALS - (0.2)%
(2,507)	NewMarket Corporation	(1,925,125)

	COMMERCIAL SUPPORT SERVICES - (2.0)%
(78,701)	Innodata, Inc.	(5,871,882)
(230,169)	Rollins, Inc.	(13,260,036)
		(19,131,918)
	CONSTRUCTION MATERIALS - (0.5)%
(35,689)	Advanced Drainage Systems, Inc.	(4,998,244)

	ELECTRIC UTILITIES - (0.2)%
(1,554)	Constellation Energy Corporation	(585,858)
(6,261)	Oklo, Inc.	(831,273)
		(1,417,131)
	ELECTRICAL EQUIPMENT - (1.0)%
(28,992)	Bloom Energy Corporation, Class A	(3,831,583)
(8,063)	GE Vernova, LLC	(4,717,984)
(22,770)	NuScale Power Corporation	(1,021,690)
		(9,571,257)
	ENGINEERING & CONSTRUCTION - (8.6)%
(18,506)	Comfort Systems USA, Inc.	(17,869,022)
(156,156)	Construction Partners, Inc., Class A	(17,856,439)
(57,811)	Dycom Industries, Inc.	(16,637,428)
(14,654)	IES Holdings, Inc.	(5,742,610)
(70,423)	Installed Building Products, Inc.	(17,481,101)
(8,461)	Sterling Infrastructure, Inc.	(3,197,412)
(4,516)	TopBuild Corporation	(1,907,920)
		(80,691,932)
	ENTERTAINMENT CONTENT - (1.9)%
(27,033)	AppLovin Corporation, Class A	(17,228,942)
(3,689)	ROBLOX Corporation, Class A	(419,513)
		(17,648,455)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)% (Continued)
	FOOD - (0.4)%
(31,773)	Tootsie Roll Industries, Inc.	$(1,121,269)
(74,222)	Vital Farms, Inc.	(2,438,193)
		(3,559,462)
	HEALTH CARE FACILITIES & SERVICES - (1.1)%
(17,412)	Medpace Holdings, Inc.	(10,184,453)

	HOME & OFFICE PRODUCTS - (1.0)%
(120,357)	Somnigroup International, Inc.	(9,549,124)

	HOME CONSTRUCTION - (0.9)%
(76,075)	Patrick Industries, Inc.	(7,939,948)

	INSTITUTIONAL FINANCIAL SERVICES - (0.2)%
(44,258)	Galaxy Digital, Inc.	(1,548,738)

	INSURANCE - (0.1)%
(56,923)	Genworth Financial, Inc., Class A	(480,430)

	INTERNET MEDIA & SERVICES - (2.4)%
(473,687)	Opendoor Technologies, Inc.	(3,680,548)
(32,058)	Reddit, Inc., Class A	(6,698,519)
(19,035)	Spotify Technology S.A.	(12,474,016)
		(22,853,083)
	LEISURE FACILITIES & SERVICES - (1.4)%
(20,862)	Planet Fitness, Inc., Class A	(1,891,975)
(83,538)	Red Rock Resorts, Inc., Class A	(4,453,411)
(72,371)	Shake Shack, Inc., Class A	(6,984,525)
		(13,329,911)
	LEISURE PRODUCTS - (0.9)%
(269,690)	Amer Sports, Inc.	(8,422,419)

	MACHINERY - (2.7)%
(10,407)	CECO Environmental Corporation	(508,798)
(39,245)	Kadant, Inc.	(10,857,522)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)% (Continued)
	MACHINERY - (2.7)% (Continued)
(5,168)	Power Solutions International, Inc.	$(442,484)
(157,484)	Symbotic, Inc.	(12,748,330)
		(24,557,134)
	MEDICAL EQUIPMENT & DEVICES - (2.5)%
(29,837)	Intuitive Surgical, Inc.	(15,941,312)
(44,205)	LeMaitre Vascular, Inc.	(3,828,595)
(5,303)	Natera, Inc.	(1,054,926)
(23,344)	Sectra A.B.	(741,545)
(80,154)	Stevanato Group SpA	(2,021,484)
		(23,587,862)
	METALS & MINING - (0.2)%
(10,569)	Cameco Corporation	(1,080,258)
(37,384)	Uranium Energy Corporation	(565,620)
		(1,645,878)
	REAL ESTATE INVESTMENT TRUSTS - (0.3)%
(29,831)	Iron Mountain, Inc.	(3,071,101)

	RENEWABLE ENERGY - (0.3)%
(154,861)	Cleanspark, Inc.	(2,756,525)

	RETAIL - DISCRETIONARY - (6.2)%
(25,126)	Boot Barn Holdings, Inc.	(4,765,146)
(9,240)	Brunello Cucinelli SpA	(934,545)
(50,494)	Carvana Company	(15,478,431)
(4,596)	Dillard’s, Inc., Class A	(2,757,968)
(19,717)	GameStop Corporation, Class A	(439,492)
(99,337)	JB Hi-Fi Ltd.	(6,807,074)
(349,556)	National Vision Holdings, Inc.	(9,001,067)
(89,957)	Williams-Sonoma, Inc.	(17,482,243)
		(57,665,966)
	SEMICONDUCTORS - (9.9)%
(172,062)	Allegro MicroSystems, Inc.	(5,148,095)
(54,283)	Analog Devices, Inc.	(12,709,279)
(109,747)	ARM Holdings PLC - ADR	(18,637,235)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)% (Continued)
	SEMICONDUCTORS - (9.9)% (Continued)
(14,586)	Astera Labs, Inc.	$(2,722,914)
(45,742)	Broadcom, Inc.	(16,907,615)
(54,973)	Impinj, Inc.	(11,113,342)
(26,615)	Lattice Semiconductor Corporation	(1,941,830)
(6,046)	Nova Ltd.	(2,083,693)
(96,530)	NVIDIA Corporation	(19,546,360)
(5,221)	Rambus, Inc.	(536,928)
(1,789)	SiTime Corporation	(518,166)
		(91,865,457)
	SOFTWARE - (12.0)%
(29,725)	Appfolio, Inc., Class A	(7,562,932)
(18,805)	Bentley Systems, Inc., Class B	(955,858)
(32,478)	Circle Internet Group, Inc.	(4,124,056)
(58,309)	Cloudflare, Inc., Class A	(14,769,670)
(1,872)	Constellation Software, Inc.	(4,926,528)
(45,000)	Coreweave, Inc., Class A	(6,016,950)
(9,513)	Crowdstrike Holdings, Inc., Class A	(5,165,654)
(5,233)	Descartes Systems Group, Inc. (The)	(461,603)
(109,708)	Doximity, Inc., Class A	(7,240,728)
(7,594)	HUB24 Ltd.	(567,289)
(72,337)	IonQ, Inc.	(4,512,382)
(93,429)	Palantir Technologies, Inc., Class A	(18,729,712)
(16,626)	Palo Alto Networks, Inc.	(3,661,710)
(100,352)	Pro Medicus Ltd.	(17,310,425)
(24,178)	Samsara, Inc., Class A	(971,230)
(30,518)	Shopify, Inc., Class A	(5,305,859)
(292,208)	Technology One Ltd.	(7,055,670)
(38,314)	WiseTech Global Ltd.	(1,732,930)
		(111,071,186)
	SPECIALTY FINANCE - (2.4)%
(2,911)	American Express Company	(1,050,085)
(30,441)	Credit Acceptance Corporation	(13,617,478)
(7,895)	Dave, Inc.	(1,889,431)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (93.8)% (Continued)
	SPECIALTY FINANCE - (2.4)% (Continued)
(186,410)	SoFi Technologies, Inc.	$(5,532,649)
		(22,089,643)
	TECHNOLOGY HARDWARE - (8.0)%
(10,207)	Arista Networks, Inc.	(1,609,542)
(50,219)	Celestica, Inc.	(17,299,442)
(20,992)	Credo Technology Group Holding Ltd.	(3,938,519)
(87,058)	D-Wave Quantum, Inc.	(3,226,369)
(28,023)	Fabrinet	(12,346,093)
(44,000)	InterDigital, Inc.	(15,926,240)
(3,319)	Lumentum Holdings, Inc.	(668,978)
(111,550)	Rigetti Computing, Inc.	(4,938,319)
(13,765)	Seagate Technology Holdings PLC	(3,522,188)
(15,094)	Ubiquiti, Inc.	(11,881,695)
		(75,357,385)
	TECHNOLOGY SERVICES - (3.1)%
(31,596)	Coinbase Global, Inc., Class A	(10,862,073)
(7,539)	Fair Isaac Corporation	(12,511,197)
(12,892)	Figure Technology Solutions, Inc.	(510,523)
(71,344)	Iris Energy Ltd.	(4,334,148)
		(28,217,941)
	TELECOMMUNICATIONS - (1.4)%
(175,077)	AST SpaceMobile, Inc.	(14,049,929)

	WHOLESALE - DISCRETIONARY - (0.2)%
(235,915)	ThredUp, Inc.	(2,073,693)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $782,790,508)	$(876,396,574)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2025

A.B.	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europeae

SpA	- Società per Azioni

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is segregated as collateral for short sales.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is 2,200,060 or 0.2% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2025.

(f)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Invenomic Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS
Investment securities:
At cost	$1,119,327,768
At value	$1,112,606,261
Cash collateral segregated for short sales	675,928,383
Foreign Currency (Cost $38,191,207)	38,687,964
Receivable for securities sold	4,150,074
Receivable for Fund shares sold	1,282,213
Dividends and interest receivable	2,496,460
Prepaid expenses and other assets	95,554
TOTAL ASSETS	1,835,246,909

LIABILITIES
Securities sold short (Proceeds - $782,790,508)	876,396,574
Payable for investments purchased	16,668,948
Payable for Fund shares redeemed	6,509,263
Investment advisory fees payable	1,276,610
Dividends payable on securities sold short	78,835
Shareholder servicing fees payable	127,631
Payable to related parties	105,389
Distribution (12b-1) fees payable	7,685
Accrued expenses and other liabilities	162,610
TOTAL LIABILITIES	901,333,545
NET ASSETS	$933,913,364

NET ASSETS CONSIST OF:
Paid in capital	$1,181,941,879
Accumulated loss	(248,028,515)
NET ASSETS	$933,913,364

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$531,280,821
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	33,177,869
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.01

Investor Class:
Net Assets	$32,221,112
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,057,700
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.66

Super Institutional Class:
Net Assets	$370,411,431
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,767,670
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$16.27

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Invenomic Fund
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2025

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $451,103)	$21,761,651
Interest	29,884,010
TOTAL INVESTMENT INCOME	51,645,661

EXPENSES
Investment advisory fees	18,209,126
Distribution (12b-1) fees:
Investor Class	113,756
Shareholder service fees - Institutional Class	1,556,292
Shareholder service fees - Investor Class	113,756
Dividends on securities sold short	8,455,382
Third party administrative servicing fees	1,169,393
Administration fees	955,218
Custodian fees	200,423
Registration fees	143,000
Printing expense	62,250
Compliance officer fees	53,501
Insurance expense	37,501
Legal fees	36,499
Trustees fees and expenses	24,499
Audit fees	18,698
Other expenses	4,999
TOTAL EXPENSES	31,154,293

Plus: Fees waived by the Advisor	(180,485)

NET EXPENSES	30,973,808

NET INVESTMENT INCOME	20,671,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	155,703,811
Foreign currency transactions	1,155,276
Options purchased	(2,265,448)
Securities sold short	(137,124,288)
17,469,351
Net change in unrealized appreciation (depreciation) on:
Investments	(85,487,435)
Foreign currency translations	648,259
Options purchased	1,664,579
Securities sold short	(6,469,974)
(89,644,571)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(72,175,220)

NET DECREASE IN NET ASSETS	$(51,503,367)

See accompanying notes to financial statements.

Invenomic Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2025	October 31, 2024
FROM OPERATIONS
Net investment income	$20,671,853	$42,829,067
Net realized gain(loss) from investments, foreign currency transactions, options purchased, and securities sold short	17,469,351	(141,556,886)
Net change in unrealized depreciation on investments, securities sold short, options purchased and foreign currency translations	(89,644,571)	(55,293,811)
Net decrease in net assets resulting from operations	(51,503,367)	(154,021,630)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(24,986,679)	(158,947,676)
Investor Class	(1,869,994)	(19,856,687)
Super Institutional Class	(15,571,955)	(55,468,730)
Net decrease in net assets resulting from distributions to shareholders	(42,428,628)	(234,273,093)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	122,459,356	258,493,247
Investor Class	11,942,102	34,495,104
Super Institutional Class	417,539,643	279,860,491
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	21,164,186	139,769,810
Investor Class	1,727,913	18,387,517
Super Institutional Class	8,851,425	54,990,787
Redemption fee proceeds:
Institutional Class	183,199	80,058
Investor Class	13,295	9,636
Super Institutional Class	112,621	32,736
Payments for shares redeemed:
Institutional Class	(235,433,765)	(436,371,519)
Investor Class	(49,207,609)	(72,013,847)
Super Institutional Class	(255,912,998)	(444,984,082)
Net increase(decrease) in net assets from shares of beneficial interest	43,439,368	(167,250,062)

TOTAL INCREASE(DECREASE) IN NET ASSETS	(50,492,627)	(555,544,785)

NET ASSETS
Beginning of Year	984,405,991	1,539,950,776
End of Year	$933,913,364	$984,405,991

SHARE ACTIVITY
Institutional Class:
Shares Sold	7,088,505	13,663,208
Shares Reinvested	1,261,274	7,120,214
Shares Redeemed	(13,687,843)	(23,361,050)
Net decrease in shares of beneficial interest outstanding	(5,338,064)	(2,577,628)

Investor Class:
Shares Sold	709,911	1,821,274
Shares Reinvested	105,040	957,185
Shares Redeemed	(2,913,979)	(3,905,989)
Net decrease in shares of beneficial interest outstanding	(2,099,028)	(1,127,530)

Super Institutional Class:
Shares Sold	23,623,863	14,486,460
Shares Reinvested	520,366	2,764,745
Shares Redeemed	(14,812,156)	(22,765,877)
Net increase(decrease) in shares of beneficial interest outstanding	9,332,073	(5,514,672)

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Institutional Class
	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of year	$17.51	$23.52	$23.99		$17.40	$10.67
Activity from investment operations:
Net investment income (loss) (1)	0.33	0.61	0.49		(0.27)	(0.21)
Net realized and unrealized gain (loss) on investments	(1.16)	(2.64)	4.73		9.35	7.32
Total from investment operations	(0.83)	(2.03)	5.22		9.08	7.11
Less distributions from:
Net investment income	(0.68)	(0.57)	—		—	(0.01)
Net realized gains	—	(3.41)	(5.69)		(2.50)	(0.38)
Total distributions	(0.68)	(3.98)	(5.69)		(2.50)	(0.39)
Paid-in-Capital From Redemption Fees	0.01	0.00 (2)	0.00	(2)	0.01	0.01
Net asset value, end of year	$16.01	$17.51	$23.52		$23.99	$17.40
Total return (3)	(4.84)%	(10.46)%	25.83	% (6)	58.24%	68.21%
Net assets, at end of year (000’s)	$531,281	$674,365	$966,505		$620,954	$265,308
Ratio of gross expenses to average net assets (4,5)	3.06%	3.16%	3.05%		2.89%	3.25%
Ratio of net expenses to average net assets (5)	3.04%	3.16%	3.07%		2.92%	3.15%
Ratio of net investment income (loss) to average net assets	1.88%	3.22%	2.15%		(1.19)%	(1.31)%
Portfolio Turnover Rate	197%	170%	140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.25%	2.22%	2.20%	2.20%	2.33%
After fees waived/recaptured	2.23%	2.22%	2.22%	2.23%	2.23%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Investor Class
	For the		For the		For the		For the	For the
	Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of year	$17.10		$23.04		$23.66		$17.23	$10.57
Activity from investment operations:
Net investment income (loss) (1)	0.28		0.55		0.41		(0.32)	(0.26)
Net realized and unrealized gain (loss) on investments	(1.13)		(2.57)		4.66		9.24	7.24
Total from investment operations	(0.85)		(2.02)		5.07		8.92	6.98
Less distributions from:
Net investment income	(0.60)		(0.51)		—		—	—
Net realized gains	—		(3.41)		(5.69)		(2.50)	(0.38)
Total distributions	(0.60)		(3.92)		(5.69)		(2.50)	(0.38)
Paid-in-Capital From Redemption Fees	0.01		0.00	(2)	0.00	(2)	0.01	0.06
Net asset value, end of year	$15.66		$17.10		$23.04		$23.66	$17.23
Total return (3)	(5.07	)% (6)	(10.66	)% (6)	25.50	% (6)	57.85%	68.09%
Net assets, at end of year (000’s)	$32,221		$71,062		$121,751		$112,627	$27,457
Ratio of gross expenses to average net assets (4,5)	3.31%		3.41%		3.30%		3.14%	3.50%
Ratio of net expenses to average net assets (5)	3.29%		3.41%		3.32%		3.17%	3.40%
Ratio of net investment income (loss) to average net assets	1.68%		2.97%		1.85%		(1.41)%	(1.56)%
Portfolio Turnover Rate	197%		170%		140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived/recaptured	2.50%	2.47%	2.45%	2.45%	2.58%
After fees waived/recaptured	2.48%	2.47%	2.47%	2.48%	2.48%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Super Institutional Class
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025	October 31, 2024		October 31, 2023		October 31, 2022	October 31, 2021
Net asset value, beginning of year	$17.79	$23.84		$24.19		$17.49	$10.70
Activity from investment operations:
Net investment income (loss) (1)	0.38	0.67		0.57		(0.19)	(0.16)
Net realized and unrealized gain (loss) on investments	(1.17)	(2.68)		4.77		9.38	7.33
Total from investment operations	(0.79)	(2.01)		5.34		9.19	7.17
Less distributions from:
Net investment income	(0.74)	(0.63)		—		—	(0.01)
Net realized gains	—	(3.41)		(5.69)		(2.50)	(0.38)
Total distributions	(0.74)	(4.04)		(5.69)		(2.50)	(0.39)
Paid-in-Capital From Redemption Fees	0.01	0.00	(2)	0.00	(2)	0.01	0.01
Net asset value, end of year	$16.27	$17.79		$23.84		$24.19	$17.49
Total return (3)	(4.58)%	(10.23	)% (6)	26.18	% (6)	58.62%	68.58%
Net assets, at end of year (000’s)	$370,411	$238,979		$451,696		$256,997	$60
Ratio of gross expenses to average net assets (4,5)	2.81%	2.91%		2.80%		2.64%	3.00%
Ratio of net expenses to average net assets (5)	2.79%	2.91%		2.82%		2.67%	2.90%
Ratio of net investment income (loss) to average net assets	2.15%	3.53%		2.45%		(0.77)%	(1.04)%
Portfolio Turnover Rate	197%	170%		140%		149%	179%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(4)	Represents the ratio of expenses to average net assets absent advisory fees waived or recaptured by the Advisor.

(5)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

2.00%	1.97%	1.95%	1.95%	2.08%
1.98%	1.97%	1.97%	1.98%	1.98%

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2025

1.	ORGANIZATION

The Invenomic Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund’s investment objective is to seek to achieve long-term capital appreciation. The Fund offers three classes of shares: Institutional Class shares, Investor Class shares and Super Institutional Class shares. The Institutional Class Shares and Investor Class shares commenced operations on June 19, 2017. The Super Institutional Class shares commenced operations on May 10, 2019. Each class of shares is offered at their net asset value. Each class of shares has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over -the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$1,055,135,007	$—	$—	$1,055,135,007
Warrant	—	187,230	—	187,230
Money Market Fund	54,309,224	—	—	54,309,224
Put Options Purchased	2,974,800	—	—	2,974,800
Total	$1,112,419,031	$187,230	$—	$1,112,606,261
Liabilities*
Securities Sold Short	$(876,396,574)	$—	$—	$(876,396,574)
Total	$(876,396,574)	$—	$—	$(876,396,574)

The fund did not hold any level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

In conjunction with the use of written options contracts and short sales, the Fund may be required to maintain collateral in various forms. At October 31, 2025, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also, in conjunction with the use of written options contracts and short sales, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At October 31, 2025, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Federal income tax – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Purchases	Sales	Cover Short Sale	Securities Sold Short
$2,250,094,917	$2,310,014,431	$2,173,906,208	$2,032,349,043

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Invenomic Capital Management LP serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.74%. For the year ended October 31, 2025, the Fund incurred advisory fees in the amount of $18,209,126.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2026 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets, for Institutional Class, Investor Class shares and Super Institutional Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the year ended October 31, 2025 the advisor waived fees in the amount of $180,485 which are subject to recapture until October 31, 2028.

Invenomic Capital Management LP serves as the Authorized Service Provider to the Fund. Pursuant to a Shareholder Services Plan with the Fund, the Advisor, under the oversight of the Board, provides customers who own shares of the fund with administrative support services. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a shareholder services fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Institutional Class and Investor Class Shares of the Fund. For the year ended October 31, 2025, the Fund incurred shareholder service fees in the amount of $1,556,292 and $113,756 for the Institutional Class and Investor Class Shares respectively.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the year ended October 31, 2025, the Fund incurred distribution fees in the amount of $113,756.

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of October 31, 2025.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contracts/Equity price risk	Investment securities at value	$2,974,800

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended October 31, 2025.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Options Purchased	on Options Purchased
Equity contracts/Equity Price Risk	$(2,265,448)	$1,664,579

The notional value and contracts of the derivative instruments outstanding as of October 31, 2025 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended October 31, 2025 and year ended October 31, 2024 the redemption fees assessed by the Fund were as follows:

	Institutional	Investor	Super Institutional
10/31/2025	$183,199	$13,295	$112,621
10/31/2024	$80,058	$9,636	$32,736

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at October 31, 2025, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$450,278,454	$137,378,419	$(351,447,186)	$(214,068,767)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2025 and October 31, 2024 were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2025	October 31, 2024
Ordinary Income	$42,428,628	$234,273,093
	$42,428,628	$234,273,093

As of October 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$19,398,675	$—	$—	$(53,874,752)	$—	$(213,552,438)	$(248,028,515)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $516,329.

At October 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$53,874,752	$—	$53,874,752	$9,896,125

9.	SECURITIES LENDING

Under an agreement with U.S. Bank National Association (The “Bank”) the Invenomic Fund (the “Fund”) can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under

Invenomic Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025

such agreement and liquidate and set off collateral against the net amount owed by the counterparty. As of October 31, 2025 there were no securities on loan.

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, Charles Schwab & Co. and National Financial Services LLC held approximately 38.76% and 25.97%, respectively of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by Charles Schwab & Co. and National Financial Services LLC. are also owned beneficially by any party who would be presumed to control the Fund.

11.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
of Northern Lights Fund Trust II and
Shareholders of
Invenomic Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Invenomic Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”), including the schedule of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2025

Invenomic Fund
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Factors Considered by the Trustees in the Approval of The Renewal of an Investment Advisory Agreement

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 21, 2025, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the renewal of the advisory agreement (the “Advisory Agreement”) between Invenomic Capital Management LP (“ICM”) and the Trust on behalf of the Invenomic Fund (the “Fund”).

Based on their evaluation of the information provided by ICM, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Advisory Agreement with respect to the Fund.

In advance of the Meeting, the Board requested and received materials to assist them in considering renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the I Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to ICM (including due diligence questionnaires completed by ICM, select financial information of ICM, bibliographic information regarding ICM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the renewal of the Advisory Agreement with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement. In considering the renewal of the Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. During the discussions with ICM, the Board reviewed materials provided by ICM relating to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for the Fund including the individuals that primarily monitor and execute the investment process. The Board discussed and noted they had met with ICM and were familiar with ICM’s capabilities and experience managing a mutual fund as well as its commitment to the Fund. The Board then discussed the extent of ICM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered ICM’s specific responsibilities in all aspects of the day-to-day management of the Fund and concluded that ICM’s personnel have the qualifications and expertise to manage the Fund. The Board also noted that ICM remained committed to the Fund’s investment strategy. Additionally, the Board received responses from the

Invenomic Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

representatives of ICM with respect to a series of important questions, including: whether ICM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts conflicts with its management of the Fund; and whether ICM has procedures in place to adequately allocate trades among its respective clients. The Board also reviewed the descriptions provided by ICM of its practices for monitoring compliance with the Fund’s investment limitations, noting that ICM’s chief compliance officer would continually review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under ICM’s compliance program. The Board then reviewed the capitalization of ICM based on financial information and other materials provided by and discussed with ICM and concluded that ICM was sufficiently well-capitalized to meet its obligations to the Fund. The Board discussed ICM’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding ICM’s business practices. The Board noted that the CCO of the Trust continued to represent that ICM’s compliance policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted ICM’s representation that the prospectus and statement of additional information for the Fund accurately describe the investment strategies of the Fund. The Board concluded that ICM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by ICM were satisfactory.

Performance . The Board discussed the reports prepared by Broadridge and reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one-year, three-year, five-year and since inception periods ended December 31, 2024. The Board noted that the Fund outperformed its peer group median, Morningstar category median and benchmark (the S&P 500 total Return Index) for the three-year, five-year and since inception periods but underperformed its peer group median, Morningstar category median and benchmark for the one-year period. The Board noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable.

Fees and Expenses. As to the costs of the services provided by ICM, the Board discussed the comparison of the Fund’s advisory fee and total operating expense data as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted that although the advisory fee was at the high end of its peer group and Morningstar category, it was not the highest in its peer group or Morningstar category. The Board reviewed the contractual arrangements for the Fund, which stated that ICM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.23%, 2.48% and 1.98% of the Fund’s average net assets for Institutional Class shares, Investor Class shares and Super Institutional Class shares, respectively. The Board found such arrangements to be beneficial to shareholders. After further consideration, it was the consensus of the Board that, based on ICM’s experience and expertise, and the services provided by ICM to the Fund, the advisory fee charged by ICM to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that accrued to ICM with respect to the Fund based on breakeven and profitability reports and analyses prepared by ICM and reviewed by the Board and the selected financial information provided by ICM. After review and discussion, the Board concluded that profits from ICM’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed ICM’s expectations for growth of the Fund. The Board noted ICM’s intentions to continue with the soft close of the Fund to new investors which will eliminate its ability to grow. After consideration, the Board concluded that the ability of the Fund to achieve economies of scale would be limited.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from ICM as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of the Advisory Agreement are not unreasonable; (b) the investment advisory fee payable pursuant to the Advisory Agreement is not unreasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 1/5/2026

By /s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 1/5/2026